UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1.	Schedule of Investments

VCA-2

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	28,296	$4,246,664

Airlines — 1.7%
United Continental Holdings, Inc.(a)	71,762	4,825,995

Auto Components — 1.4%
Lear Corp.	35,424	3,925,688

Automobiles — 1.9%
General Motors Co.	78,712	2,951,700
Tesla Motors, Inc.(a)	12,784	2,413,236

		5,364,936

Banks — 8.2%
Bank of America Corp.	248,206	3,819,890
Citigroup, Inc.	89,742	4,623,508
JPMorgan Chase & Co.	95,829	5,805,321
PNC Financial Services Group, Inc.	30,159	2,812,025
Wells Fargo & Co.	108,743	5,915,619

		22,976,363

Biotechnology — 3.4%
Biogen, Inc.(a)	9,996	4,220,711
Celgene Corp.(a)	47,175	5,438,334

		9,659,045

Capital Markets — 2.8%
Goldman Sachs Group, Inc. (The)	23,547	4,426,130
Morgan Stanley	97,381	3,475,528

		7,901,658

Chemicals — 1.8%
FMC Corp.	44,170	2,528,732
Monsanto Co.	22,323	2,512,230

		5,040,962

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	255,099	3,026,750

Consumer Finance — 3.3%
Capital One Financial Corp.	34,863	2,747,902
Navient Corp.	164,634	3,347,009
SLM Corp.	357,067	3,313,582

		9,408,493

Diversified Financial Services — 1.0%
Voya Financial, Inc.	64,066	2,761,885

Electric Utilities — 1.6%
FirstEnergy Corp.	124,883	4,378,398

Electrical Equipment — 1.0%
Eaton Corp. PLC	41,413	2,813,599

Electronic Equipment & Instruments — 0.7%
Flextronics International Ltd.(a)	166,845	2,114,760

Energy Equipment & Services — 1.0%
Halliburton Co.	64,939	2,849,523

Food Products — 2.3%
Bunge Ltd.	32,733	2,695,890

Mondelez International, Inc. (Class A Stock)	103,796	3,745,998

		6,441,888

Food & Staples Retailing — 1.3%
Kroger Co. (The)	47,318	3,627,398

Health Care Providers & Services — 2.3%
Cigna Corp.	31,246	4,044,482
HCA Holdings, Inc.(a)	31,055	2,336,268

		6,380,750

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	90,771	4,342,485
Hyatt Hotels Corp.(a)	45,268	2,680,771

		7,023,256

Independent Power & Renewable Electricity Producers — 1.0%
NRG Energy, Inc.	107,827	2,716,162

Industrial Conglomerates — 0.7%
Siemens AG (Germany), ADR	17,744	1,919,901

Insurance — 2.5%
MetLife, Inc.	78,306	3,958,368
Travelers Cos, Inc. (The)	27,531	2,976,927

		6,935,295

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(a)	11,195	4,165,659

Internet Software & Services — 8.2%
Facebook, Inc. (Class A Stock)(a)	84,490	6,946,345
Google, Inc. (Class A Stock)(a)	7,799	4,326,105
Google, Inc. (Class C Stock)(a)	3,935	2,156,380
LinkedIn Corp.(a)	17,156	4,286,598
Tencent Holdings Ltd. (China), ADR	185,133	3,511,973
Twitter, Inc.(a)	38,362	1,921,169

		23,148,570

IT Services — 2.6%
FleetCor Technologies, Inc.(a)	16,526	2,494,104
MasterCard, Inc. (Class A Stock)	29,143	2,517,664
Visa, Inc. (Class A Stock)	37,523	2,454,379

		7,466,147

Machinery — 1.0%
SPX Corp.	34,151	2,899,420

Media — 5.2%
Comcast Corp. (Class A Stock)	63,197	3,568,735
Liberty Global PLC (Series C) (United Kingdom)	71,207	3,546,821
Vivendi SA (France), ADR	97,402	2,416,544
Walt Disney Co. (The)	49,689	5,211,879

		14,743,979

Multiline Retail — 1.3%
Target Corp.	45,422	3,727,784

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	31,797	2,633,110
Chevron Corp.	23,651	2,482,882
Marathon Oil Corp.	104,804	2,736,432
Noble Energy, Inc.	55,574	2,717,569
Occidental Petroleum Corp.	29,342	2,141,966
Suncor Energy, Inc. (Canada)	92,462	2,704,513

		15,416,472

Pharmaceuticals — 11.7%
Actavis PLC(a)	32,098	9,553,007
Bayer AG (Germany), ADR	20,763	3,119,952
Merck & Co., Inc.	70,471	4,050,673
Mylan NV(a)	61,896	3,673,528
Pfizer, Inc.	109,797	3,819,838
Shire PLC (Ireland), ADR	20,479	4,900,420
Teva Pharmaceuticals Indutries Ltd., (Israel), ADR	63,455	3,953,246

		33,070,664

Road & Rail — 1.7%
Hertz Global Holdings, Inc.(a)	112,258	2,433,753
Union Pacific Corp.	20,978	2,272,127

		4,705,880

Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc.	141,411	3,190,232

Software — 3.5%
Microsoft Corp.	82,294	3,345,663
PTC, Inc.(a)	41,987	1,518,670
Salesforce.com, Inc.(a)	73,331	4,899,244

		9,763,577

Specialty Retail — 0.8%
Inditex SA, (Spain), ADR	135,435	2,159,511

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	69,745	8,678,370
EMC Corp.	102,400	2,617,344
Hewlett Packard Co.	112,903	3,518,057
NCR Corp.(a)	80,859	2,386,149

		17,199,920

Textiles, Apparel & Luxury Goods — 1.5%
Under Armour, Inc. (Class A Stock)(a)	50,960	4,115,020

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC, (United Kingdom), ADR	71,950	2,351,326

TOTAL COMMON STOCKS (cost $202,047,173)		274,463,530

	Units
RIGHTS(e)
Oil, Gas & Consumable Fuels
Trident Resources Corp., CVR, Private Placement, (Canada), expiring 6/30/15 (original cost $0; purchased 6/30/10)(a)(b)(c)	2,436	—

TOTAL LONG-TERM INVESTMENTS (cost $202,047,173)		274,463,530

	Shares
SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,489,084)(d)	6,489,084	6,489,084

TOTAL INVESTMENTS — 99.8% (cost $208,536,257)		280,952,614
Other assets in excess of liabilities — 0.2%		411,997

NET ASSETS — 100.0%		$281,364,611

The following abbreviations are used in the portfolio descriptions:

ADR    American Depositary Receipt

CVR    Contingent Value Rights

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a security restricted to resale.
(d)	Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,246,664	$—	$—
Airlines	4,825,995	—	—
Auto Components	3,925,688	—	—
Automobiles	5,364,936	—	—
Banks	22,976,363	—	—
Biotechnology	9,659,045	—	—
Capital Markets	7,901,658	—	—
Chemicals	5,040,962	—	—
Communications Equipment	3,026,750	—	—
Consumer Finance	9,408,493	—	—
Diversified Financial Services	2,761,885	—	—
Electric Utilities	4,378,398	—	—
Electrical Equipment	2,813,599	—	—
Electronic Equipment & Instruments	2,114,760	—	—
Energy Equipment & Services	2,849,523	—	—
Food Products	6,441,888	—	—
Food & Staples Retailing	3,627,398
Health Care Providers & Services	6,380,750	—	—
Hotels, Restaurants & Leisure	7,023,256	—	—
Independent Power & Renewable Electricity Producers	2,716,162	—	—
Industrial Conglomerates	1,919,901	—	—
Insurance	6,935,295	—	—
Internet & Catalog Retail	4,165,659	—	—
Internet Software & Services	23,148,570	—	—
IT Services	7,466,147	—	—
Machinery	2,899,420	—	—
Media	14,743,979	—	—
Multiline Retail	3,727,784	—	—
Oil, Gas & Consumable Fuels	15,416,472	—	—
Pharmaceuticals	33,070,664	—	—
Road & Rail	4,705,880	—	—
Semiconductors & Semiconductor Equipment	3,190,232	—	—
Software	9,763,577	—	—
Specialty Retail	2,159,511
Technology Hardware, Storage & Peripherals	17,199,920	—	—
Textiles, Apparel & Luxury Goods	4,115,020	—	—
Wireless Telecommunication Services	2,351,326
Rights	—	—	—
Affiliated Money Market Mutual Fund	6,489,084	—	—

Total	$280,952,614	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as these inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Committee. In the event that significant unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account invests in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date May 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.